MARKETABLE SECURITIES: (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2 securities:
Marketable securities		$ 6,830	$ 21,652	$ 40,966
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		2,716	4,192
Canada government bonds [Member]
Level 2 securities:
Marketable securities
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities			2,006
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 4,114	$ 15,454

[1]	Investments in Corporate bonds rated A or higher.